Loss Per Share of Common Stock (Details Textual) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Option and Warrants [Member]
Loss Per Share of Common Stock (Textual)
Shares issuable excluded from computation of diluted net loss per share	48,869,703	16,500,753